Cover Page shares in Millions	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	62,450
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	MX
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Lago Zurich 245
Entity Address, Address Line Two	Plaza Carso / Edificio Telcel
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11529
Entity File Number	1-16269
Entity Incorporation, State or Country Code	O5
Auditor Name	MANCERA, S.C.
Auditor Firm ID	1284
Auditor Location	Mexico City, Mexico
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
City Area Code	5255
Local Phone Number	2581-3700
Contact Personnel Name	Daniela Lecuona Torras
Contact Personnel Email Address	daniela.lecuona@americamovil.com
Contact Personnel Fax Number	2581-4422
Entity Address, Address Line One	Lago Zurich 245
Entity Address, Address Line Two	Plaza Carso / Edificio Telcel, Piso 16
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11529
B Shares [member]
Document Information [Line Items]
Trading Symbol	AMX
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing 20 BShares, without par value
3.625% Senior Notes Due 2029 [Member]
Document Information [Line Items]
Trading Symbol	AMX29
Security Exchange Name	NYSE
Title of 12(b) Security	3.625% Senior Notes Due 2029
2.875% Senior Notes Due 2030 [Member]
Document Information [Line Items]
Trading Symbol	AMX30
Security Exchange Name	NYSE
Title of 12(b) Security	2.875% Senior Notes Dute 2030
4.700% Senior Notes Due 2032 [Member]
Document Information [Line Items]
Trading Symbol	AMX32
Security Exchange Name	NYSE
Title of 12(b) Security	4.700% Senior Notes Due 2032
6.375% Senior Notes Due 2035 [Member]
Document Information [Line Items]
Trading Symbol	AMX35
Security Exchange Name	NYSE
Title of 12(b) Security	6.375% Senior Notes Due 2035
6.125% Senior Notes Due 2037 [Member]
Document Information [Line Items]
Trading Symbol	AMX37
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Senior Notes Due 2037
6.125% Senior Notes Due 2040 [Member]
Document Information [Line Items]
Trading Symbol	AMX40
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Senior Notes Due 2040
4.375% Senior Notes Due 2042 [Member]
Document Information [Line Items]
Trading Symbol	AMX42
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2042
4.375% Senior Notes Due 2049 [Member]
Document Information [Line Items]
Trading Symbol	AMX49
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2049